Financial Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Financial Income [Abstract]
Schedule of Income on Interest Received and Discounts Obtained	Financial revenues comprise the amounts related to income on interest received and discounts obtained.
	For three months ended		Change
	09/30/2025	09/30/2024	$	%
Financial Expenses
Banking Expenses	—	(8)	8	-100%
Interest	(24,297)	(96,892)	72,595	-75%
	(24,297)	(96,900)	72,603	-75%
	For nine months ended		Change
	09/30/2025	09/30/2024	$	%
Financial Expenses
Banking Expenses	—	(554,970)	544,970	-100%
Interest	(255,538)	(106,743)	(148,795)	139%
	(255,538)	(661,713)	406,175	-61.38%
Financial revenues comprise the amounts related to income on interest received and discounts obtained.
	For year ended		Change
	12/31/2024	12/31/2023	$	%
Financial Revenue
Interest	—	25,630	25,630	-100,00%
	—	25,630	25,630	-100,00%
Financial Expenses
IOF	(1)	(2,954)	2,953	-100%
Banking Expenses	(554,970)	(669,334)	114,364	-17%
Interest	(617,116)	(794,688)	297,262	-37%
	(1,172,087)	(1,466,976)	688,105	-28,26%